Stock Incentive Plans (Details) - Schedule of restricted stock unit activity	6 Months Ended
Jun. 30, 2022 $ / shares shares
Schedule Of Restricted Stock Unit Activity Abstract
Number of Shares, Outstanding Beginning balance | shares
Weighted Average Grant Date Fair Value, Outstanding Beginning balance | $ / shares
Number of Shares, Granted | shares	5,918,392
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 8.47
Number of Shares, Released | shares	(117,340)
Weighted Average Grant Date Fair Value, Released | $ / shares	$ 8.04
Number of Shares, Forfeited | shares	(9,794)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 9.77
Number of Shares, Outstanding Ending balance | shares	5,791,258
Weighted Average Grant Date Fair Value, Outstanding Ending balance | $ / shares	$ 8.38